Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning	$ 74,983,656
Dividends paid	(2,345,430)	$ (1,581,809)	$ (1,644,609)
Sale of repurchased shares	1,954,312	2,301,918	1,720,807
Stock-based compensation	1,305,999	1,468,337	1,392,534
Acquisition of non-controlling interests	(222,190)		7,129,424
Net income for the year	7,615,270	6,577,522	5,333,354
Balance at ending	78,510,909	74,983,656
Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS	(202,464)
Adoption of IFRS 15
Cumulative adjustment for IFRS	2,384,655
Retained Earnings
Balance at beginning	74,983,656	70,395,669
Dividends paid	(1,068,868)	(1,084,192)	(1,084,192)
Sale of repurchased shares	(446,542)	(320,654)	(448,766)
Stock-based compensation	1,305,999	1,468,337	1,392,534
Acquisition of non-controlling interests	(183,041)		6,324,997
Share cancellation	(2,694,201)
Net income for the year	6,009,414	4,524,496
Balance at ending	78,510,909	74,983,656	70,395,669
Retained Earnings | Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS	(167,028)
Retained Earnings | Adoption of IFRS 9 - New classification of Financial Instruments
Cumulative adjustment for IFRS	(827,932)
Retained Earnings | Adoption of IFRS 15
Cumulative adjustment for IFRS	1,599,452
Sale of repurchased shares	(446,542)
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	68,320,153	64,535,256
Appropriation of net income	4,524,496	3,721,406
Dividends paid	(1,068,868)	(1,084,192)
Sale of repurchased shares		(320,654)
Stock-based compensation	1,305,999	1,468,337
Acquisition of non-controlling interests	(183,041)
Share cancellation	(2,694,201)
Balance at ending	70,362,488	68,320,153	64,535,256
Unappropriated Earnings | Adoption of IFRS 9 - Expected credit losses
Cumulative adjustment for IFRS	(167,028)
Unappropriated Earnings | Adoption of IFRS 9 - New classification of Financial Instruments
Cumulative adjustment for IFRS	(827,932)
Unappropriated Earnings | Adoption of IFRS 15
Cumulative adjustment for IFRS	1,599,452
Sale of repurchased shares	(446,542)
Net Income for the Year
Balance at beginning	4,524,496	3,721,406
Appropriation of net income	(4,524,496)	(3,721,406)
Net income for the year	6,009,414	4,524,496
Balance at ending	$ 6,009,414	$ 4,524,496	$ 3,721,406